CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE	12 Months Ended
Dec. 31, 2022
Convertible Debentures Loan Payable And Promissory Note
CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE

10.	CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE

On April 1, 2019 the Company announced that it arranged for certain financing required to bridge the Company up to the sale of its DenseLight subsidiary.

Convertible Debentures

In 2019, the Board of Directors approved the issuance of up to $10.5 million of unsecured convertible debentures (the “Convertible Debentures”) of the Company. The Convertible Debentures were sold in multiple tranches, on a brokered private placement basis through the Company’s financial advisors, IBK Capital. In 2019, the Company closed five tranches of the private placement of the Convertible Debentures that raised gross proceeds of $3,729,921 (CAD$4,988,292). The Convertible Debentures, bear interest at 12% per annum, compounded annually with 1% payable at the beginning of each month and mature two years from the date of issue. The Company paid $377,072 (CAD$499,462) in brokerage fees and other costs related to the closing of these five tranches.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

10.	CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE (Continued)

The Convertible Debentures were convertible at the option of the holders thereof into units at any time after October 31, 2019 at a conversion price of CAD$4.00 per unit for a total 1,245,750 units of the Company. Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$5.00 per share for a period of four years from the date upon which the convertible debenture is issued. Upon completing the sale of DenseLight, holders of Convertible Debentures will have the right to cause the Company to repurchase the Convertible Debentures at face value, subject to certain restrictions. The Convertible Debentures were governed by a trust indenture between the Company and TSX Trust Company as trustee.

Insiders of the Company subscribed for 14.3% or $535,000 (CAD$710,000) of the Convertible Debentures, including the Company’s board of directors and senior management team. Insiders of IBK Capital subscribed for 4% or $146,000 (CAD$200,000) of the Convertible Debentures.

IAS 32 Financial Instruments: Presentation define these debt securities as compound financial instruments made up of both a liability component and an equity component. The debt component of the Convertible Debentures were fair valued using effective discount rates ranging from 28.74% to 29.71% which the Company determined would be the interest rate of the debts without a conversion feature. The difference between the fair value of the debt component and the loan is allocated to the equity component and is included in shareholders’ equity.

Because the Convertible Debentures are denominated in Canadian dollars and the conversion price is also denominated in Canadian dollars, the number of equity instruments that would be issued upon exercise of the convertible debentures are fixed. As a result, the equity component of the convertible debentures will not be periodically remeasured.

During 2021, holders of certain convertible debentures converted $3,571,342 (2020 - $369,545) worth of convertible debentures into 1,119,750 (2020 - 123,500) units of the Company. On September 19, 2021, $7,886 of convertible debentures matured and was repaid to the holder of the convertible debenture. As of December 31, 2021 all convertible debentures were either exercised or matured and repaid.

The following table reflects the details of convertible debentures at December 31, 2020:

Convertible Debentures	Loan	Equity Component	Accretion	Debt Component

Issued April 3, 2020 (net of issue costs)	$1,293,519	$(242,004)	$338,988	$1,390,503
Issued May 3, 2020 (net of issue costs)	806,893	(151,842)	218,159	873,210
Issued June 3, 2020 (net of issue costs)	496,995	(93,278)	117,481	521,198
Issued August 2, 2020 (net of issue costs)	290,365	(54,978)	62,683	298,070
Issued September 19, 2020 (net of issue costs)	122,965	(23,019)	22,905	122,851
Effect of foreign exchange rate changes	-	-	-	135,414

Balance December 31, 2020	$3,010,737	$(565,121)	$760,216	$3,341,246

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)